Share-based compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
14.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the “Plan”), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. A total of 2,000,000 shares of common stock are reserved for issuance under the Plan, which is administered by the Company’s Board of Directors. The Plan expires ten years from the date of its adoption. At December 31, 2013, there are 738,514 (December 31, 2012—884,319) remaining shares left for issuance under this Plan.

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

A summary of the Company’s outstanding restricted shares, phantom share units and SARs as of December 31, 2013 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV	Number of SARs	W.A grant date FV
December 31, 2010	45,904	$10.06	332,000	$11.26	—	$—
Granted	43,200	13.04	190,000	15.43	—	—
Vested	(45,904)	10.06	—	—	—	—

December 31, 2011	43,200	13.04	522,000	12.78	—	—
Granted	63,653	14.17	40,000	17.68	5,674,148	2.03
Vested	(43,200)	13.04	—	—	—	—

December 31, 2012	63,653	14.17	562,000	13.13	5,674,148	2.03
Granted	54,990	17.01	95,000	19.30	1,664,457	3.51
Vested	(65,578)	14.25	—	—	—	—
Exercised	—	—	—	—	(241,906)	3.65
Cancelled	(4,185)	17.01	—	—	(23,754)	3.51

December 31, 2013	48,880	$17.01	657,000	$14.02	7,072,945	$2.32

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2013, 460,000 (2012—340,000) of the outstanding phantom share units were vested and available for exchange by the holder.

During 2013, the Company recognized $2,688,000 (2012—$2,838,000; 2011—$2,528,000) in compensation cost related to restricted share units and phantom share units.

During 2013, the total fair value of restricted shares vested was $935,000 (2012—$563,000; 2011—$462,000) and the total fair value of shares cancelled was $71,000 (2012—nil; 2011—nil).

On December 7, 2012, the Company granted 5,674,148 SARs to an executive of the Company which vest and become exercisable in three tranches when and if the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche. The executive may exercise each vested tranche of SARs and receive common shares with a value equal to the difference between the applicable base price and the fair market value of the common shares on the exercise date.

On March 27, 2013, the Company granted 1,664,457 SARs to certain members of management (the “Participants”) which vest and become exercisable in three tranches when and if the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche. The Participants may exercise each vested tranche of SARs and receive common shares with a value equal to the difference between the applicable base price and the fair market value of the common shares on the exercise date. The common shares received on the exercise of SARs are subject to a retention requirement where the Participant is required to retain ownership of 50% of the net after tax number of shares until the later of March 22, 2018 or 120 days after the exercise date.

At December 31, 2013, there was $6,472,000 (2012—$12,519,000) of total unrecognized compensation costs relating to unvested share-based compensation awards and SARs, which are expected to be recognized over a weighted average period of 18 months.

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

	2013	2012
Average expected term	3.8 years	1.5 years
Expected volatility	39.73%	40.12%
Dividend yield	4.97%	5.74%
Average risk free rate	0.50%	0.47%

The following table provides information about the three tranches of SARs granted during the year:

			Number of SARs
	Base price	Expiration date	2013	2012
Tranche 1	$21.50	December 7, 2015	531,885	1,846,154
Tranche 2	24.00	December 7, 2016	556,946	1,898,734
Tranche 3	26.50	December 7, 2017	575,626	1,929,260

Total			1,664,457	5,674,148

During 2013, the first tranche of SARs vested earlier than the estimate derived from the Monte Carlo model used to value the units. As a result, $2,550,000 (2012—nil; 2011—nil) in share-based compensation expense related to the first tranche of SARs was accelerated and recognized during the year ended December 31, 2013. The total share-based compensation expense related to SARs, including the accelerated expense of $2,550,000 described above, for the year ended December 31, 2013 was $11,316,000 (2012—$440,000; 2011—nil).

In addition, the Company recognized $1,543,000 (2012—$246,000; 2011—nil) in transaction fees that were capitalized to vessels under construction and $1,797,000 (2012—$895,000; 2011—nil) in arrangement fees that were capitalized to deferred charges. These fees were paid in class A common shares. The Company also recognized $600,000 (2012—$750,000; 2011—$750,000) in share-based compensation expenses related to other stock-based awards.